INVESTMENT IN AN ASSOCIATE (Schedule of Consolidated Financial Statements) (Details) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Disclosure of associates [line items]
Current assets		$ 158,179	$ 134,861
TOTAL ASSETS		512,760	499,076
Current liabilities		27,828	37,873
Total Liabilities		73,788	85,895
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Current assets	[1]	29,012	17,233
Non-current assets	[1]	74,989	62,568
TOTAL ASSETS	[1]	104,001	79,801
Current liabilities	[1]	1,409	675
Long-term liabilities	[1]		197
Total Liabilities	[1]	1,409	872
Net assets	[1]	102,592	78,929
Company's share of net assets of associate	[1]	$ 29,575	$ 23,371

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.